Operating Segment Information - Individual Customers Accounting for at least 10% of Operating Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of Major Customers [Line Items]
Operating revenues	$ 278,705,264	$ 9,069,485	$ 213,011,018	$ 176,820,914
Customer concentration risk [member] | Wafer fabrication [member] | Customer A [member]
Disclosure of Major Customers [Line Items]
Operating revenues	$ 24,061,849		$ 21,935,208	$ 20,380,814